Financial Instruments And Financial Risk Management - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	$ 29,962	$ 16,726
0 to 60 days
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	27,604	10,276
61 to 120 days
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	1,134	5,551
120 days +
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	$ 1,224	$ 899